CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.20	$ 0.45	$ 1.22